Other Receivables and Prepayment (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables and Prepayment [Abstract]
Schedule of other receivables and prepayment

	December 31, 2018	December 31, 2017
Current
Advances to suppliers	$447,061	$339,701
VAT recoverable (1)	945,199	1,681,495
Advances to business partners (2)	1,165,637	-
Other	279,248	385,175
	2,837,145	2,406,371
Less: allowance for doubtful accounts	(88,145)	(29,626)
	$2,749,000	$2,376,745
Non-current
Loan to employees	77,434	-
Deposit for car	58,282	-
Others	14,570	-
	$150,286	-

(1)	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future. During the years ended December 31, 2018 and 2017, the Group purchased a large amount of Wi-Fi equipment for deployments, which generated related input VAT approved by the relevant tax authority.

(2)	The advances to two business partners are unsecured, interest-free and repayable in June 2019.